Shareholders' equity (Details) - Schedule of fair value of options granted assumptions	12 Months Ended
Dec. 31, 2019
Schedule of fair value of options granted assumptions [Abstract]
Dividend yield
Expected volatility	54.00%
Risk-free rate of return	1.40%
Expected life of options	5 years